STOCKHOLDERS' EQUITY (DEFICIT) (Details 1) - shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	25,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	750,000	750,000
Preferred stock, shares outstanding (in shares)	48,100	48,100
Series 1 A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	5,000
Preferred stock, shares outstanding (in shares)
Series 1 B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	900
Preferred stock, shares outstanding (in shares)
Series B 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,000
Preferred stock, shares outstanding (in shares)
Series B 2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Preferred stock, shares outstanding (in shares)
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Preferred stock, shares outstanding (in shares)
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	3,000
Preferred stock, shares outstanding (in shares)
Series D 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,500
Preferred stock, shares outstanding (in shares)
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,800
Preferred stock, shares outstanding (in shares)
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	7,000
Preferred stock, shares outstanding (in shares)
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,000
Preferred stock, shares outstanding (in shares)
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,500
Preferred stock, shares outstanding (in shares)
Series J 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Preferred stock, shares outstanding (in shares)
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,350
Preferred stock, shares outstanding (in shares)
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Preferred stock, shares outstanding (in shares)
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	20,000
Preferred stock, shares outstanding (in shares)